Related Parties (Details Textual) (USD $)	12 Months Ended					1 Months Ended		12 Months Ended	36 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Jan. 31, 2012	Jan. 31, 2007	Dec. 31, 2011	Dec. 31, 2011
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 0		$ 0		$ 3,672,000
Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	355,749	[1]	1,219,617	[1],[2]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 5.35	[1]	$ 0.64	[1],[2]
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Related Parties	255,000		223,000
Related Party Transaction, Expenses from Transactions with Related Party	512,000		34,000		55,000
Consideration Fees For Services						20,000	10,000
Late Co-founder [Member]
Related Party Transaction [Line Items]
Due to Related Parties								263,000	263,000
Debt Instrument, Description of Variable Rate Basis								LIBOR + 1%
Aforementioned [Member]
Related Party Transaction [Line Items]
Due to Related Parties	280,000		275,000
Consulting Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			10,000		20,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					241,299
Allocated Share-based Compensation Expense	43,000		101,000		208,000
shareholder [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt			574,000						1,200,000
Director One [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.01
Director One [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 3.57
Director One [Member] | Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			806,274
Allocated Share-based Compensation Expense	413,000		7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	762,534
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	7,800,000
Shares Issued, Price Per Share			$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Sep. 30, 2023
Director Two [Member] | Employee Stock Option [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	685,749
Allocated Share-based Compensation Expense	142,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	21,456
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	285,000
Shares Issued, Price Per Share	$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Sep. 30, 2024
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	$ 310,000
Director Two [Member] | Employee Stock Option [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 3.57
Director Two [Member] | Employee Stock Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 5.49

[1]	Excluding grant of 330 thousand options subject to approval of the general shareholders’ meeting.
[2]	Retroactively adjusted to reflect the 729:1 share split, which occurred upon the consummation of the Reorganization.